Segment Geographical Information And Major Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Geographical Information And Major Customers [Abstract]
Number of operating segments (in Segment) | Segment	1
Total revenue rate	26.00%	23.00%	23.00%
Trade receivables interest rate	28.00%	44.00%
Revenue recognized (in Dollars) | $	$ 48	$ 45	$ 99